Accounts receivable, net (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Receivables [Abstract]
Accounts receivable	$ 59,916	$ 6,282
Allowance of doubtful accounts	(5,885)
Accounts receivable, net	$ 54,031	$ 6,282